Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

NOTE 14. SUBSEQUENT EVENTS
In connection with the preparation of the accompanying consolidated financial statements, the Company has evaluated events and transactions occurring after December 31, 2021 and through March 31, 2022, the date these financial statements were issued, for potential recognition or disclosure and has determined that there are no additional items to disclose except as disclosed below.
In January 2022, the Board of Directors approved 1,521 RSUs and 175 Option awards to certain employees under the 2021 Incentive Stock Plan.
In January 2022, employees enrolled in the Company’s ESPP purchased 75 shares of the Company’s Class A Common Stock.
In March 2022, The Company entered into a definitive Agreement and Plan of Merger to acquire all of the outstanding equity interests of SightPlan for $135 million in cash, subject to certain adjustments. SightPlan provides a real estate operating platform that offers automated answering, resident engagement, field service and maintenance management, inspections management, and due diligence and audit management to real estate owners and managers.